Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bold Shares Prospectus | Dreyfus Government Cash Management - Service Shares
Prospectus [Line Items]
Annual Return [Percent]	4.20%	1.00%	0.03%